RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
CIK000178115 Alussa Energy Acquisition Corp
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 1A. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission (“SEC”) together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreements, dated as of November 25, 2019, between the Company and Continental Stock Transfer & Trust Company, a New York corporation, as warrant agent (the “Warrant Agreement”). As a result of the SEC Statement, the Company reevaluated the accounting treatment of (i) the 14,375,000 redeemable warrants (the “Public Warrants”) that were included in the units issued by the Company in its initial public offering (the “IPO”) and for the underwriters’ exercise of their over-allotment option and (ii) the 8,750,000 warrants that were issued to the Company’s sponsor in private placements that closed concurrently with the IPO and the underwriters’ exercise of their over-allotment option (the “Private Placement Warrants”, collectively with the Public Warrants, the “Warrants”, which are discussed in Note 1B, Note 3, Note 4, Note 8 and Note 10). The Company previously accounted for the Warrants as components of equity.

In further consideration of the guidance in Accounting Standards Codification (“ASC”) 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity”, the Company concluded that a provision in the Warrant Agreement related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815, “Derivatives and Hedging”, the Warrants should be recorded as derivative liabilities on the balance sheets and measured at fair value at issuance and at each reporting date in accordance with ASC 820, “Fair Value Measurement”, with changes in fair value recognized in the statements of operations in the period of change.

The Company’s management and the audit committee of the Company’s Board of Directors concluded that it is appropriate to restate the Company’s previously issued audited financial statements as of December 31, 2020 and 2019 and for the year ended December 31, 2020 and the period from June 13, 2019 (inception) through December 31, 2019, as previously reported in its Form 10-K (the “Original Form 10-K”), filed with the SEC on March 1, 2021.

A summary of the accounting impact of these adjustments to the Company’s condensed financial statements as of and for the related interim periods is provided in Note 10, “Restatement of Quarterly Condensed Financial Statements”.

The following tables reflect the impact of the adjustments to the specific line items presented in the Company’s previously reported financial statements. The amounts originally reported were derived from the Company’s Original Form 10-K and its Form 8-K filed on December 5, 2019:

	December 31, 2020
	As
	Originally
	Reported	Adjustments	As Restated
Balance Sheet

Liabilities and Shareholders’ Equity
Warrant liabilities	$—	$35,356,250	$35,356,250
Total Liabilities	13,467,963	35,356,250	48,824,213

Class A ordinary shares subject to possible redemption, 23,470,955 shares at redemption value at December 31, 2020	271,971,597	(35,356,253)	236,615,344

Shareholders’ Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 5,279,045 shares issued and outstanding (excluding 23,470,955 shares subject to possible redemption) at December 31, 2020	177	351	528
Additional paid-in capital	7,976,267	10,131,290	18,107,557
Accumulated Deficit	(2,977,157)	(10,131,638)	(13,108,795)
Total Shareholders’ Equity	5,000,006	3	5,000,009
Total Liabilities and Shareholders’ Equity	$290,439,566	$—	$290,439,566

	December 31, 2019
	As
	Originally
	Reported	Adjustments	As Restated
Balance Sheet

Liabilities and Shareholders’ Equity
Warrant liabilities	$—	$30,962,500	$30,962,500
Total Liabilities	10,067,724	30,962,500	41,030,224

Class A ordinary shares subject to possible redemption, 24,391,533 shares at redemption value at December 31, 2019	275,158,458	(30,962,493)	244,195,965

Shareholders’ Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 4,358,467 shares issued and outstanding (excluding 24,391,533 shares subject to possible redemption) at December 31, 2019	127	309	436
Additional paid-in capital	4,789,456	4,989,174	9,778,630
(Accumulated deficit) Retained earnings	209,708	(4,989,490)	(4,779,782)
Total Shareholders’ Equity	5,000,010	(7)	5,000,003
Total Liabilities and Shareholders’ Equity	$290,226,192	$—	$290,226,192

	November 29, 2019
	As
	Originally
	Reported	Adjustments	As Revised
Balance Sheet

Liabilities and Shareholders’ Equity
Warrant liabilities	$—	$26,515,000	$26,515,000
Total Liabilities	9,236,505	26,515,000	35,751,505

Class A ordinary shares subject to possible redemption, 21,223,969 shares at redemption value at November 29, 2019	238,754,690	(26,515,000)	212,239,690

Shareholders’ Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 3,776,031 shares issued and outstanding (excluding 21,223,969 shares subject to possible redemption) at December 31, 2019	112	265	377
Additional paid-in capital	5,005,739	3,600,876	8,606,615
Accumulated deficit	(6,565)	(3,601,141)	(3,607,706)
Total Shareholders’ Equity	5,000,005	—	5,000,005
Total Liabilities and Shareholders’ Equity	$252,991,200	$—	$252,991,200

	Year Ended December 31, 2020
	As
	Originally
	Reported	Adjustments	As Restated
Statement of Operations

Other income (expense):
Change in fair value of warrant liabilities	$—	$(4,393,750)	$(4,393,750)
Other income (expense)	2,003,660	(4,393,750)	(2,390,090)

Net loss	$(3,186,865)	$(4,393,750)	$(7,580,615)

Weighted average redeemable ordinary shares outstanding, basic and diluted	—	24,958,411	24,958,411

Basic and diluted net income per redeemable ordinary share	$—	$0.07	$0.07

Weighted average non-redeemable ordinary shares outstanding, basic and diluted	8,515,209	2,463,880	10,979,089

Basic and diluted net loss per non-redeemable ordinary share	$(0.60)	$(0.24)	$(0.84)

	For the Period from June 13, 2019
	(Inception) through December 31, 2019
	As
	Originally
	Reported	Adjustments	As Restated
Statement of Operations

Operating costs	$121,073	$1,051,990	$1,173,063
Loss from operations	(121,073)	(1,051,990)	(1,173,063)

Other income (expense):
Change in fair value of warrant liabilities	$—	$(3,937,500)	$(3,937,500)
Other income (expense)	330,781	(3,937,500)	(3,606,719)

Net (loss) income	$209,708	$(4,989,490)	$(4,779,782)

Weighted average redeemable ordinary shares outstanding, basic and diluted	—	3,820,067	3,820,067

Basic and diluted net income per redeemable ordinary share	$—	$0.06	$0.06

Weighted average non-redeemable ordinary shares outstanding, basic and diluted	6,567,276	449,100	7,016,376

Basic and diluted net loss per non-redeemable ordinary share	$(0.02)	$(0.70)	$(0.72)

	December 31, 2020
	As
	Originally
	Reported	Adjustments	As Restated
Statement of Changes in Shareholders’ Equity

Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 5,279,045 shares issued and outstanding (excluding 23,470,955 shares subject to possible redemption) at December 31, 2020	$177	$351	$528
Additional paid-in capital	7,976,267	10,131,290	18,107,557
Accumulated deficit	(2,977,157)	(10,131,638)	(13,108,795)
Total Shareholders’ Equity	$5,000,006	$3	$5,000,009

	December 31, 2019
	As
	Originally
	Reported	Adjustments	As Restated
Statement of Changes in Shareholders’ Equity

Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 4,358,467 shares issued and outstanding (excluding 24,391,533 shares subject to possible redemption) at December 31, 2019	$127	$309	$436
Additional paid-in capital	4,789,456	4,989,174	9,778,630
(Accumulated deficit) Retained earnings	209,708	(4,989,490)	(4,779,782)
Total Shareholders’ Equity	$5,000,010	$(7)	$5,000,003

	Year Ended December 31, 2020
	As
	Originally
	Reported	Adjustments	As Restated
Statement of Cash Flows

Cash Flows from Operating Activities:
Net loss	$(3,186,865)	$(4,393,750)	$(7,580,615)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	—	4,393,750	4,393,750
Net cash used in operating activities	(1,911,404)	—	(1,911,404)

Non-Cash Investing and Financing Activities:
Change in fair value of Class A ordinary shares subject to possible redemption	$(3,186,861)	$(4,393,760)	$(7,580,621)

	For the Period from June 13, 2019
	(Inception) through December 31, 2019
	As
	Originally
	Reported	Adjustments	As Restated
Statement of Cash Flows

Cash Flows from Operating Activities:
Net (loss) income	$209,708	$(4,989,490)	$(4,779,782)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Underwriting fees and offering costs allocated to warrant liabilities	—	1,051,990	1,051,990
Change in fair value of warrant liabilities	—	3,937,500	3,937,500
Net cash used in operating activities	(228,898)	—	(228,898)

Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption	$274,942,190	$(27,025,000)	$247,917,190
Change in fair value of Class A ordinary shares subject to possible redemption	$216,268	$(3,937,493)	$(3,721,225)